Simple Agreements for Future Equity - Additional Information (Details) - USD ($)			9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 23, 2021	Jan. 19, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021
Simple Agreements For Future Equity [Line Items]
Cash received from exchange of SAFE			$ 7,100,000
Number of SAFE shares issued			4,151,942	4,151,942
Fair value of SAFE			$ 14,800,000	$ 14,800,000
Change in fair value of SAFE liability				(7,693,000)	$ 0
Aggregate fair value		$ 14,800,000
Final Conversion Ratio Used to Calculate Merger Consideration	$ 1.4078
2020 SAFEs [Member]
Simple Agreements For Future Equity [Line Items]
Change in fair value of SAFE liability				$ 7,700,000
Series A-1 Preferred Stock
Simple Agreements For Future Equity [Line Items]
Conversion of SAFE agreements into shares of convertible preferred stock (Shares)		2,818,034
Conversion price		$ 1.2420
Convertible preferred stock, shares issued upon conversion		3,967,207
Series A-2 Preferred Stock
Simple Agreements For Future Equity [Line Items]
Conversion of SAFE agreements into shares of convertible preferred stock (Shares)		605,850
Conversion price		$ 2.4841
Convertible preferred stock, shares issued upon conversion		852,908
Series A-3 Preferred Stock
Simple Agreements For Future Equity [Line Items]
Conversion of SAFE agreements into shares of convertible preferred stock (Shares)		728,058
Conversion price		$ 2.8981
Convertible preferred stock, shares issued upon conversion		1,024,956